GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 8

Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Compensating Factors	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
XXXX	7922512	1 of 5	XXXX	XXXX	Compliance	Note - Incomplete	XXXX	The following section(s) of the Note is incomplete: The loan agreement addendum is missing the lenders signature.	Acknowledged					2	2	3	2
XXXX	7922512	2 of 5	XXXX	XXXX	Compliance	Security Instrument - Name Discrepancy	XXXX	The borrower(s)' name(s) on the Security Instrument is inconsistent with the Note. The borrower signed the Security Instrument with their middle initial however current vesting shows without the middle initial. Additionally, the name affidavit does not state that the borrower goes by their name with a middle initial	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXPM) Please see attached Drivers License. The borrowers signature includes a middle initial Rebuttal 2 (XX/XX/XXXX XXXXPM) Please see attached Name Affidavit with Borrower name with middle initial	Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The driver license provided lists the borrower's full middle name. The signature page lists the borrower's middle initial in the printed spot which is inconsistent with page one and previous vesting. Additionally, the name affidavit does not list going with their middle initial as being any name that they go by. An updated name affidavit showing that the borrower is also known as with their middle initial will be acceptable. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	2
XXXX	7922512	3 of 5	XXXX	XXXX	Credit	DSCR - Program Parameters - Other	XXXX	Per the guidelines, when a property is located in a non-warrantable condominium project, the minimum DSCR allowed is 1.25. Subject is located in a non-warrantable condo project and subject DSCR is XXXX.	Waived	Rebuttal 1 (XX/XX/XXXX XXXXAM) exception	Response 1 (XX/XX/XXXX XXXXAM) Waiver granted by Investor. (Waived)		Compensating Factors: Experienced Investor, XX months reserves	3	2	3	2
XXXX	7922512	4 of 5	XXXX	XXXX	Credit	DSCR - Program Parameters - Other	XXXX	The file contains a lender exception for subject project investor concentration is 100%, XX units total. Deemed non-material based on compensating factors (waived).	Waived				Compensating Factors: Experienced Investor, XX months reserves	2	2	3	2
XXXX	7922512	5 of 5	XXXX	XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.						1	1	3	2
XXXX	7923179	1 of 6	XXXX	XXXX	Compliance	Note - Incomplete	XXXX	The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	Acknowledged					2	2	2	2
XXXX	7923179	2 of 6	XXXX	XXXX	Credit	Credit - Other	XXXX	Lender guides require two months proof of receipt of rent along with the leases. The loan file only contained lease agreements for XX of the borrower's rental properties; XXXX, XXXX, XXXX, XXXX. Two months proof of receipt of rent is missing from the loan file. Additional conditions may apply.	Waived	Rebuttal 1 (XX/XX/XXXX XXXXAM) lease agreement Rebuttal 2 (XX/XX/XXXX XXXXPM) exception	Response 1 (XX/XX/XXXX XXXXAM) Still missing XX months proof of rent receipt for all XX leases. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Waived)		Compensating Factors: XXX Fico, XXX Months reserves after closing and Residual Income $XXXX	3	2	2	2
XXXX	7923179	3 of 6	XXXX	XXXX	Credit	Debts - Not Verified	XXXX	The loan file does not contain documentation confirming the payments for the borrowers XX mortgages listed on the credit report include escrows. Additional conditions and debt ratio recalculation may apply.	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXPM) mortgage statements for all properties showing escrow included	Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			3	1	2	2
XXXX	7923179	4 of 6	XXXX	XXXX	Credit	Income - Tax Transcripts Missing	XXXX	Per guidelines, for wage or salaried borrowers, W2 tax transcripts are required. The loan file is missing either XXXX/XXXX or XXXX/XXXX (if XXXX not available) W2 tax transcripts for the borrower.	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXPM) transcripts	Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			3	1	2	2
XXXX	7923179	5 of 6	XXXX	XXXX	Credit	Program Parameters - Property Type	XXXX	Lender Exception provided for a rural property. Deemed non-material based on compensating factors. (Waived)	Waived				Compensating Factors: XXX Fico, XXX Months reserves after closing and Residual Income $XXXX	2	2	2	2
XXXX	7923179	6 of 6	XXXX	XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.						1	1	2	2